Note 12 - Investments in Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about investments in non-consolidated companies [text block]
	Year ended December 31,
	2017	2016

At the beginning of the year	557,031	490,645
Translation differences	(9,548)	3,473
Equity in earnings of non-consolidated companies	116,140	71,533
Dividends and distributions received (*)	(22,971)	(20,674)
Additions	-	17,108
Decrease / increase in equity reserves and others	(358)	(5,054)
At the end of the year	640,294	557,031

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2017	2016	2017	2016
a) Ternium (*)	Luxembourg	11.46%	11.46%	563,735	491,285
b) Usiminas (**)	Brazil	3.08%	3.08%	70,642	61,904
Others	-	-	-	5,917	3,842
				640,294	557,031

Disclosure of detailed information about selected financial information [text block]
	Ternium
	2017	2016
Non-current assets	7,727,283	5,622,556
Current assets	4,395,283	2,700,314
Total assets	12,122,566	8,322,870
Non-current liabilities	3,442,521	1,324,785
Current liabilities	2,827,275	1,831,492
Total liabilities	6,269,796	3,156,277

Non-controlling interests	842,347	775,295

Revenues	9,700,296	7,223,975
Gross profit	2,297,271	1,839,585
Net income for the year attributable to owners of the parent	886,219	595,644
Total comprehensive income for the year, net of tax, attributable to owners of the parent	815,434	534,827
	Usiminas
	2017	2016
Non-current assets	5,661,947	6,085,811
Current assets	2,193,096	1,970,015
Total assets	7,855,043	8,055,826
Non-current liabilities	2,344,042	2,856,883
Current liabilities	920,924	537,646
Total liabilities	3,264,966	3,394,529

Non-controlling interests	425,988	508,083

Revenues	3,367,937	2,442,596
Gross profit	513,712	150,999
Net income (loss) for the year attributable to owners of the parent	99,853	(166,153)